Intangible assets - Schedule of Estimated Future Amortization Expense (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2013	$ 59,917	$ 80,937
2014	124,575	119,758
2015	124,575	119,758
2016	124,575	119,758
2017	118,378	113,560
Thereafter	417,757	399,556
Intangible assets, net	$ 969,777	$ 953,327	$ 372,020